UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares
                      BATS: Series I Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

March 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Allocation Target Shares
BATS: Series I Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock
.
com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities (MSCI
Europe, Australasia, Far
East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BATS: Series I Portfolio
Investment Objective
BATS: Series I Portfolio’s (the “Fund”) investment objective is to seek to maximize long-term income by primarily investing in debt and income-producing securities with a secondary objective of capital appreciation.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Beginning
Account Value
(03/06/24)
(a)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,004.20 $ 0.00 $ 1,000.00 $ 1,025.00 $ 0.00 0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 25/366 for the actual expenses and 183/366 for hypothetical expenses (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 62.6%
Asset-Backed Securities .............................. 19.3
Non-Agency Mortgage-Backed Securities .................. 7.8
Foreign Government Obligations ........................ 4.9
U.S. Government Sponsored Agency Securities .............. 4.6
Foreign Agency Obligations ............................ 0.8
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 26.4%
AA/Aa ......................................... 2.3
A ............................................. 8.7
BBB/Baa ....................................... 17.4
BB/Ba ......................................... 26.4
B ............................................ 13.3
CCC/ Caa ....................................... 1.1
NR ........................................... 4.4
(a)
Excludes short-term securities, options purchased and options written.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including administration fees, and other fund expenses.
The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
(a)
Cayman Islands — 12.8%
(b)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor +
1.44%), 6.48%, 04/22/34 ....... USD 250 $ 250,000
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 6.64%,
04/20/31 ................. 225 225,559
Apidos CLO XXV, Series 2016-25A,
Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.46%, 10/20/31 ............ 250 249,375
Bain Capital Credit CLO Ltd., Series
2017-1A, Class A1R, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.55%, 07/20/30 ....... 180 179,861
Barings CLO Ltd., Series 2019-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.65%,
04/20/31 ................. 250 250,164
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.93%, 01/15/33 ....... 250 250,245
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 10/15/34 ....... 250 250,062
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.66%,
04/30/31 ................. 215 214,979
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.76%, 10/22/30 ... 143 143,163
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.51%, 10/25/30 ... 250 249,999
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 7.17%, 10/25/30 ... 100 99,917
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.55%, 04/17/31 . 210 210,196
CBAM Ltd.
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.70%, 04/20/32 ... 250 250,000
Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor
+ 1.69%), 7.01%, 01/20/34 ... 250 250,490
Cedar Funding XIV CLO Ltd., Series
2021-14A, Class A, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.68%, 07/15/33 ....... 250 250,178
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.64%, 04/27/31 ....... 238 237,908
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR + 1.36%), 6.66%, 07/18/31 244 244,009
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR +
1.26%), 6.56%, 04/18/31 ....... USD 230 $ 229,825
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.68%, 07/15/31 ............ 222 221,972
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.58%, 07/21/30 ....... 234 234,495
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.61%, 01/28/30 ....... 181 181,494
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR + 1.38%),
6.70%, 07/20/29 .......... 127 126,566
Series 2019-17A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 6.62%, 07/20/32 ... 250 250,002
Palmer Square Loan Funding Ltd.,
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor +
1.27%), 6.58%, 10/15/30 ....... 189 188,708
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.65%, 07/17/31 220 220,487
Regatta XXVIII Funding Ltd., Series
2024-2A, Class A1, (3-mo. CME
Term SOFR at 1.55% Floor +
1.55%), 0.00%, 04/25/37 ....... 250 250,000
Trestles CLO II Ltd., Series 2018-2A,
Class A1, (3-mo. CME Term SOFR +
1.35%), 6.68%, 07/25/31 ....... 225 225,468
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.91%,
01/20/33 ................. 250 250,028
Voya CLO Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at
1.06% Floor + 1.32%), 6.64%,
04/15/31 ................. 195 195,201
6,380,351
United States — 6.8%
College Avenue Student Loans LLC
Series 2021-A, Class A1, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 07/25/51
(b)
.. 49 48,305
Series 2021-C, Class A2, 2.32%,
07/26/55 ............... 135 116,195
Series 2023-A, Class A2, 5.33%,
05/25/55 ............... 99 97,085
EDvestinU Private Education Loan
Issue No. LLC, Series 2021-A, Class
A, 1.80%, 11/25/45 .......... 73 65,142
ELFI Graduate Loan Program LLC,
Series 2023-A, Class A, 6.37%,
02/04/48 ................. 99 101,290
Enterprise Fleet Financing LLC, Series
2022-3, Class A3, 4.29%, 07/20/29 132 128,919
Lendmark Funding Trust, Series 2024-
1A, Class D, 7.21%, 06/21/32 ... 110 111,506
Mariner Finance Issuance Trust, Series
2021-AA, Class A, 1.86%, 03/20/36 100 92,033

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class A3, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 10/15/31
(b)
.. USD 76 $ 76,118
Series 2017-A, Class B, 3.91%,
12/16/58 ............... 97 93,504
Navient Private Education Refi Loan
Trust
Series 2021-A, Class A, 0.84%,
05/15/69 ............... 188 165,270
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
98 93,925
Navient Student Loan Trust, Series
2023-BA, Class A1B, (SOFR 30
day Average + 1.70%), 7.02%,
03/15/72
(b)
................ 97 97,458
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%,
04/20/62 ............... 49 44,416
Series 2021-BA, Class AFL, (1-mo.
CME Term SOFR + 0.89%),
6.22%, 04/20/62
(b)
......... 98 97,119
Series 2021-CA, Class AFL, (1-mo.
CME Term SOFR + 0.85%),
6.18%, 04/20/62
(b)
......... 98 97,378
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, (SOFR
30 day Average + 1.50%), 6.82%,
09/15/36
(b)
.............. 125 126,998
Series 2023-2A, Class B, 6.17%,
09/15/36 ............... 125 127,388
PFS Financing Corp., Series 2021-B,
Class B, 1.09%, 08/15/26 ...... 101 98,951
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 115 111,111
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 89,622
SMB Private Education Loan Trust
Series 2018-C, Class A2A, 3.63%,
11/15/35 ............... 67 65,278
Series 2021-A, Class A2A1, (1-mo.
CME Term SOFR + 0.84%),
6.17%, 01/15/53
(b)
......... 99 97,837
Series 2021-A, Class A2B, 1.59%,
01/15/53 ............... 99 88,227
Series 2021-C, Class APT1, 1.39%,
01/15/53 ............... 57 49,883
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 156 145,189
Series 2022-A, Class APT, 2.85%,
11/16/54 ............... 99 90,697
Series 2022-D, Class B, 6.15%,
10/15/58 ............... 95 95,518
Series 2023-A, Class A1B, (SOFR
30 day Average at 1.50% Floor +
1.50%), 6.82%, 01/15/53
(b)
... 98 99,041
Series 2023-B, Class A1B, (SOFR
30 day Average at 1.80% Floor +
1.80%), 7.12%, 10/16/56
(b)
... 111 113,088
Series 2023-C, Class A1A, 5.67%,
11/15/52 ............... 159 160,804
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 135 134,795
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.77%, 03/15/56
(b)
... USD 100 $ 100,410
SoFi Professional Loan Program LLC,
Series 2017-E, Class B, 3.49%,
11/26/40 .................. 97 93,923
3,414,423
Total Asset-Backed Securities — 19.6%
(Cost: $ 9,779,142 ) .............................. 9,794,774
Corporate Bonds
Australia — 0.4%
(a)
FMG Resources August 2006 Pty. Ltd. ,
6.13%
,
04/15/32 ............ 100 98,873
Mineral Resources Ltd. , 8.00%
,
11/01/27 .................. 100 102,041
200,914
Austria — 0.2%
ams-OSRAM AG , 10.50%
,
03/30/29
(c)
EUR 100 106,698
Canada — 1.2%
1011778 BC ULC , 4.00%
,
10/15/30
(a)
USD 100 89,100
Bombardier, Inc. , 8.75%
,
11/15/30
(a)
. 100 106,778
Methanex Corp. , 5.13%
,
10/15/27 ... 100 96,723
Open Text Corp. , 3.88%
,
02/15/28
(a)
. 100 92,608
Parkland Corp. , 4.63%
,
05/01/30
(a)
.. 100 92,190
Rogers Communications, Inc. , 3.20%
,
03/15/27 ................. 20 18,985
Videotron Ltd. , 3.63%
,
06/15/29
(a)
... 100 90,389
586,773
China — 0.1%
NXP BV , 3.15%
,
05/01/27 ........ 70 66,058
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc ,
7.25%
,
04/30/30
(c)
........... EUR 100 113,279
Denmark — 0.2%
AP Moller - Maersk A/S , 0.75%
,
11/25/31
(c)
................. 100 88,067
Finland — 0.2%
Citycon Treasury BV , 1.63%
,
03/12/28
(c)
100 91,837
France — 2.6%
(c)
Altice France SA
5.88% , 02/01/27 ............ 100 83,341
4.13% , 01/15/29 ............ 100 75,241
Banijay Entertainment SASU , 7.00%
,
05/01/29 ................. 100 113,150
Credit Agricole SA , 3.75%
,
01/22/34 . 100 110,107
Elis SA , 3.75%
,
03/21/30 ........ 100 107,379
Engie SA , 0.50%
,
10/24/30 ....... 200 180,140
Forvia SE , 5.50%
,
06/15/31 ....... 100 110,582
Goldstory SAS , (3-mo. EURIBOR +
4.00%), 7.91%
,
02/01/30
(b)
..... 100 108,775
iliad SA , 5.38%
,
02/15/29 ........ 200 219,229
RCI Banque SA , (5-Year EUR Swap
Annual + 2.85%), 2.63%
,
02/18/30
(b)
100 105,299
Worldline SA , 0.00%
,
07/30/26
(d) (e)
.. 100 97,572
1,310,815

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 4.7%
(c)
Aroundtown SA , 0.38%
,
04/15/27 ... EUR 100 $ 90,260
Bayer AG , (5-Year EUR Swap Annual +
3.75%), 4.50%
,
03/25/82
(b)
..... 100 100,872
Cheplapharm Arzneimittel GmbH ,
7.50%
,
05/15/30 ............ 100 113,819
Commerzbank AG , (5-Year EUR Swap
Annual + 6.36%), 6.13%
(b) (f)
..... 200 212,803
EnBW International Finance BV , 3.85%
,
05/23/30 ................. 100 110,633
Eurogrid GmbH , 3.92%
,
02/01/34 ... 100 109,943
Gruenenthal GmbH , 6.75%
,
05/15/30 100 114,049
HT Troplast GmbH , 9.38%
,
07/15/28 . 100 112,859
IHO Verwaltungs GmbH , 8.75%
,
( 8.75 % Cash or 9.50 % PIK),
05/15/28
(b) (g)
............... 100 116,786
Mahle GmbH , 2.38%
,
05/14/28 .... 100 94,288
Sartorius Finance BV , 4.88%
,
09/14/35 100 116,184
Siemens Financieringsmaatschappij
NV , 3.13%
,
05/22/32 ......... 100 107,706
TK Elevator Holdco GmbH , 6.63%
,
07/15/28 ................. 90 93,941
TUI AG , 5.88%
,
03/15/29 ........ 100 109,443
TUI Cruises GmbH , 6.50%
,
05/15/26 100 108,546
Volkswagen International Finance NV ,
(9-Year EUR Swap Annual + 3.96%),
3.88%
(b) (f)
................. 100 99,809
Volkswagen Leasing GmbH , 4.75%
,
09/25/31 ................. 100 114,321
Wintershall Dea Finance BV , 1.33%
,
09/25/28 ................. 200 191,517
ZF Europe Finance BV
4.75% , 01/31/29 ............ 100 108,404
6.13% , 03/13/29 ............ 100 114,358
2,340,541
Israel — 0.5%
Teva Pharmaceutical Finance
Netherlands II BV
7.38% , 09/15/29 ............ 100 119,380
7.88% , 09/15/31 ............ 100 124,877
244,257
Italy — 1.7%
Cedacri Mergeco SpA , (3-mo.
EURIBOR + 5.50%), 9.40%
,
05/15/28
(b) (c)
............... 100 108,020
Eni SpA , 3.88%
,
01/15/34
(c)
....... 100 109,104
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(c)
........... 100 103,889
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 7.94%
,
01/15/28
(b) (c)
100 108,106
Intesa Sanpaolo SpA , (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b) (c) (f)
250 257,929
Nexi SpA , 0.00%
,
02/24/28
(c) (d) (e)
.... 100 92,505
Telecom Italia Capital SA
7.20% , 07/18/36 ............ USD 8 7,808
7.72% , 06/04/38 ............ 30 30,051
817,412
Japan — 0.4%
SoftBank Group Corp.
(c)
4.00% , 09/19/29 ............ EUR 100 101,492
Security
Par (000)
Par (000) Value
Japan (continued)
3.88% , 07/06/32 ............ EUR 100 $ 96,557
198,049
Jersey, Channel Islands — 0.3%
Aston Martin Capital Holdings Ltd. ,
10.38%
,
03/31/29
(c)
.......... GBP 100 128,397
Luxembourg — 1.4%
Altice Financing SA , 9.63%
,
07/15/27
(a)
USD 200 191,298
Cidron Aida Finco SARL , 6.25%
,
04/01/28
(c)
................ GBP 100 120,840
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(c)
................ EUR 100 113,167
INEOS Finance plc , 6.38%
,
04/15/29
(c)
100 107,889
Intelsat Jackson Holdings SA , 6.50%
,
03/15/30
(a)
................ USD 100 92,907
Kleopatra Finco SARL , 4.25%
,
03/01/26
(c)
................ EUR 100 91,055
717,156
Netherlands — 2.0%
Cooperatieve Rabobank UA , (3-mo.
EURIBOR + 1.15%), 4.23%
,
04/25/29
(b) (c)
............... 100 110,526
ING Groep NV
(b)(c)
(3-mo. EURIBOR + 1.60%), 4.50% ,
05/23/29 ............... 100 111,034
(USISSO05 + 4.36%), 8.00%
(f)
.. USD 200 202,880
REWE International Finance BV ,
4.88%
,
09/13/30
(c)
........... EUR 100 114,103
Titan Holdings II BV , 5.13%
,
07/15/29
(c)
100 96,006
VZ Secured Financing BV , 5.00%
,
01/15/32
(a)
................ USD 200 171,721
VZ Vendor Financing II BV , 2.88%
,
01/15/29
(c)
................ EUR 100 93,052
Ziggo BV , 2.88%
,
01/15/30
(c)
...... 100 95,150
994,472
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (c)
............... 100 115,980
Portugal — 0.2%
EDP - Energias de Portugal SA , (5-Year
EUR Swap Annual + 1.84%), 1.70%
,
07/20/80
(b) (c)
............... 100 103,578
Romania — 0.2%
RCS & RDS SA , 3.25%
,
02/05/28
(c)
.. 100 100,451
Slovenia — 0.2%
Summer BidCo BV , 10.00%
,
( 10.00%
Cash or 10.75 % PIK), 02/15/29
(c) (g)
100 109,234
Spain — 2.8%
(c)
Banco de Credito Social Cooperativo
SA , (1-Year EURIBOR ICE Swap
Rate + 4.27%), 7.50%
,
09/14/29
(b)
100 118,998
Banco de Sabadell SA
(b)
(5-Year EUR Swap Annual +
6.20%), 5.75%
(f)
.......... 200 208,244
(1-Year EUR Swap Annual +
2.25%), 5.13% , 11/10/28 ..... 100 112,954
(1-Year EUR Swap Annual +
1.60%), 4.00% , 01/15/30 .... 100 109,324

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
CaixaBank SA , (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b) (f)
..... EUR 200 $ 211,994
Cellnex Telecom SA , 2.13%
,
08/11/30
(d)
300 331,325
Kaixo Bondco Telecom SA , 5.13%
,
09/30/29 ................. 100 104,320
Repsol International Finance BV , (5-
Year EUR Swap Annual + 4.41%),
4.25%
(b) (f)
................. 100 105,997
Telefonica Europe BV , (7-Year EUR
Swap Annual + 3.35%), 6.14%
(b) (f)
. 100 111,807
1,414,963
Sweden — 0.8%
Fastighets AB Balder , 1.13%
,
01/29/27
(c)
................ 100 96,601
Heimstaden Bostad Treasury BV ,
1.38%
,
03/03/27
(c)
........... 100 91,571
Stena International SA , 7.25%
,
01/15/31
(a)
................ USD 200 199,491
387,663
Switzerland — 0.7%
ABB Finance BV , 0.00%
,
01/19/30
(c) (e)
EUR 100 90,178
Julius Baer Group Ltd. , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%),
4.88%
(b) (c) (f)
................ USD 200 182,016
VistaJet Malta Finance plc , 9.50%
,
06/01/28
(a)
................ 100 85,031
357,225
United Kingdom — 6.2%
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(c)
EUR 100 106,267
Barclays plc
(b)
(BPSWS5 + 5.64%), 9.25%
(f)
... GBP 200 260,235
(1-Year EUR Swap Annual +
1.75%), 4.92% , 08/08/30
(c)
... EUR 100 112,631
BCP V Modular Services Finance II plc ,
6.13%
,
11/30/28
(c)
........... GBP 100 115,802
Bellis Acquisition Co. plc , 4.50%
,
02/16/26
(c)
................ 100 121,482
BP Capital Markets plc
1.57% , 02/16/27
(c)
........... EUR 100 102,746
3.28% , 09/19/27 ............ USD 106 100,885
British Telecommunications plc
(c)
4.25% , 01/06/33 ............ EUR 100 112,287
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38% , 12/20/83
(b)
......... GBP 100 134,560
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(c)
........ 200 184,172
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(c)
100 124,274
Heathrow Finance plc , 4.13%
,
09/01/29
(c) (h)
............... 100 115,344
INEOS Quattro Finance 2 plc , 8.50%
,
03/15/29
(c)
................ EUR 100 113,624
Kier Group plc , 9.00%
,
02/15/29
(c)
... GBP 100 128,698
Market Bidco Finco plc , 5.50%
,
11/04/27
(c)
................. 100 114,919
Motability Operations Group plc , 0.13%
,
07/20/28
(c)
................ EUR 100 94,052
Motion Finco SARL , 7.38%
,
06/15/30
(c)
100 112,468
Pinewood Finco plc , 6.00%
,
03/27/30
(c)
GBP 100 126,215
Pinnacle Bidco plc , 10.00%
,
10/11/28
(c)
100 131,580
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Standard Chartered plc , (1-Year
EURIBOR ICE Swap Rate + 1.00%),
0.90%
,
07/02/27
(b) (c)
.......... EUR 100 $ 101,334
Virgin Media Secured Finance plc
(c)
5.25% , 05/15/29 ............ GBP 100 115,791
4.13% , 08/15/30 ............ 100 106,354
Vmed O2 UK Financing I plc , 4.75%
,
07/15/31
(a)
................ USD 200 172,377
Vodafone Group plc , Series 60NC10 ,
(5-Year EUR Swap Annual + 3.48%),
3.00%
,
08/27/80
(b) (c)
.......... EUR 200 194,795
3,102,892
United States — 36.0%
AbbVie, Inc. , 2.95%
,
11/21/26 ..... USD 69 65,715
Albertsons Cos., Inc. , 6.50%
,
02/15/28
(a)
................ 100 101,061
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 100 113,625
7.88% , 02/15/31
(a)
........... USD 100 101,280
AMC Networks, Inc. , 4.25%
,
02/15/29 100 70,871
American Airlines, Inc. , 5.75%
,
04/20/29
(a)
................ 100 98,296
American Axle & Manufacturing, Inc. ,
6.88%
,
07/01/28 ............ 100 99,649
American Tower Corp. , 3.55%
,
07/15/27 61 57,987
AmeriGas Partners LP , 9.38%
,
06/01/28
(a)
................ 100 103,551
Amgen, Inc.
2.20% , 02/21/27 ............ 89 82,413
1.65% , 08/15/28 ............ 63 55,108
Antero Midstream Partners LP , 5.38%
,
06/15/29
(a)
................ 100 96,166
Aon North America, Inc. , 5.15%
,
03/01/29 ................. 61 61,334
Aptiv plc , 2.40%
,
02/18/25 ........ 71 68,919
Aramark Services, Inc. , 5.00%
,
02/01/28
(a)
................ 100 96,517
Ardagh Packaging Finance plc , 2.13%
,
08/15/26
(c)
................ EUR 100 92,781
Asbury Automotive Group, Inc. , 5.00%
,
02/15/32
(a)
................ USD 100 90,604
Avantor Funding, Inc. , 4.63%
,
07/15/28
(a)
................ 100 94,761
Avis Budget Car Rental LLC , 8.00%
,
02/15/31
(a)
................ 100 99,837
Ball Corp. , 6.88%
,
03/15/28 ....... 100 102,649
Bank of America Corp.
(b)
(1-day SOFR + 0.96%), 1.73% ,
07/22/27 ............... 124 114,322
(1-day SOFR + 1.06%), 2.09% ,
06/14/29 ............... 52 45,951
(3-mo. CME Term SOFR + 1.47%),
3.97% , 02/07/30 .......... 47 44,539
(3-mo. CME Term SOFR + 1.44%),
3.19% , 07/23/30 .......... 73 66,296
(3-mo. EURIBOR + 0.79%), 0.69% ,
03/22/31
(c)
.............. EUR 200 182,451
Block, Inc. , 2.75%
,
06/01/26 ...... USD 100 94,048
Boxer Parent Co., Inc. , 6.50%
,
10/02/25
(c)
................ EUR 100 107,764
Boyd Gaming Corp. , 4.75%
,
06/15/31
(a)
USD 100 91,895
Bristol-Myers Squibb Co. , 3.20%
,
06/15/26 ................. 12 11,568

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Broadcom Corp. , 3.88%
,
01/15/27 .. USD 87 $ 84,340
Buckeye Partners LP , 4.13%
,
12/01/27 100 94,077
Builders FirstSource, Inc. , 6.38%
,
06/15/32
(a)
................ 100 101,479
Caesars Entertainment, Inc. , 6.50%
,
02/15/32
(a)
................ 100 100,881
Calpine Corp. , 5.25%
,
06/01/26
(a)
... 100 98,965
Carnival Corp. , 7.00%
,
08/15/29
(a)
... 100 104,082
Catalent Pharma Solutions, Inc. , 5.00%
,
07/15/27
(a)
................ 100 98,472
CCO Holdings LLC
5.13% , 05/01/27
(a)
........... 100 95,277
5.00% , 02/01/28
(a)
........... 100 93,091
4.75% , 02/01/32
(a)
........... 100 81,612
4.50% , 05/01/32 ............ 100 80,359
CenterPoint Energy Houston Electric
LLC , 5.20%
,
10/01/28 ......... 33 33,561
Charles River Laboratories
International, Inc. , 4.00%
,
03/15/31
(a)
100 89,355
Charter Communications Operating
LLC
6.15% , 11/10/26 ............ 55 55,431
4.20% , 03/15/28 ............ 123 115,931
2.25% , 01/15/29 ............ 4 3,403
Chemours Co. (The) , 5.75%
,
11/15/28
(a)
100 92,210
Churchill Downs, Inc. , 6.75%
,
05/01/31
(a)
................ 100 100,559
Citigroup, Inc. , (3-mo. CME Term SOFR
+ 1.41%), 3.52%
,
10/27/28
(b)
.... 35 33,002
Clarios Global LP , 6.75%
,
05/15/28
(a)
. 100 101,363
Clear Channel Outdoor Holdings, Inc. ,
5.13%
,
08/15/27
(a)
........... 100 94,264
Cleveland-Cliffs, Inc. , 7.00%
,
03/15/32
(a)
100 101,320
Comcast Corp.
2.35% , 01/15/27 ............ 4 3,742
5.35% , 11/15/27 ............ 4 4,076
4.15% , 10/15/28 ............ 85 82,960
Comstock Resources, Inc. , 6.75%
,
03/01/29
(a)
................ 100 95,364
Consumers Energy Co.
4.65% , 03/01/28 ............ 6 5,963
4.90% , 02/15/29 ............ 4 4,013
4.60% , 05/30/29 ............ 4 3,954
Coty, Inc. , 5.00%
,
04/15/26
(a)
...... 100 98,508
Crown Castle, Inc.
3.65% , 09/01/27 ............ 68 64,459
3.80% , 02/15/28 ............ 11 10,414
CVS Health Corp. , 1.30%
,
08/21/27 . 41 36,341
Dana, Inc. , 4.25%
,
09/01/30 ...... 100 88,364
Delta Air Lines, Inc. , 7.38%
,
01/15/26 100 103,129
Diamondback Energy, Inc. , 3.50%
,
12/01/29 ................. 14 12,951
DirecTV Financing LLC , 5.88%
,
08/15/27
(a)
................ 100 94,604
DT Midstream, Inc. , 4.13%
,
06/15/29
(a)
100 91,933
Duke Energy Corp. , 3.10%
,
06/15/28 EUR 200 211,682
Elevance Health, Inc.
3.65% , 12/01/27 ............ USD 4 3,826
4.10% , 03/01/28 ............ 33 32,088
2.88% , 09/15/29 ............ 8 7,216
Encompass Health Corp. , 4.63%
,
04/01/31 ................. 100 90,920
Security
Par (000)
Par (000) Value
United States (continued)
Energizer Holdings, Inc. , 4.38%
,
03/31/29
(a)
................ USD 100 $ 89,606
EnLink Midstream LLC , 5.38%
,
06/01/29 ................. 100 98,176
EnLink Midstream Partners LP , 4.85%
,
07/15/26 ................. 100 98,034
Entegris, Inc. , 4.75%
,
04/15/29
(a)
... 100 95,836
EQM Midstream Partners LP , 7.50%
,
06/01/27
(a)
................ 100 102,539
Equinix, Inc.
1.45% , 05/15/26 ............ 44 40,472
1.80% , 07/15/27 ............ 25 22,411
2.00% , 05/15/28 ............ 15 13,176
Exelon Corp. , 5.15%
,
03/15/28 ..... 26 26,064
FirstEnergy Corp. , Series B , 4.15%
,
07/15/27
(h)
................ 100 95,909
Freedom Mortgage Holdings LLC ,
9.25%
,
02/01/29
(a)
........... 100 102,345
Frontier Communications Holdings
LLC
(a)
5.00% , 05/01/28 ............ 100 92,822
8.75% , 05/15/30 ............ 100 102,322
Gen Digital, Inc. , 6.75%
,
09/30/27
(a)
. 100 101,432
General Mills, Inc. , 4.70%
,
01/30/27 . 49 48,580
General Motors Financial Co., Inc. ,
4.35%
,
01/17/27 ............ 5 4,883
GFL Environmental, Inc. , 4.38%
,
08/15/29
(a)
................ 100 92,127
Gilead Sciences, Inc. , 3.65%
,
03/01/26 61 59,432
Global Payments, Inc. , 3.20%
,
08/15/29 65 58,398
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.79%), 1.09% ,
12/09/26
(b)
.............. 109 101,258
(1-day SOFR + 0.80%), 1.43% ,
03/09/27
(b)
.............. 49 45,378
(1-day SOFR + 0.82%), 1.54% ,
09/10/27
(b)
.............. 102 93,203
(1-day SOFR + 0.91%), 1.95% ,
10/21/27
(b)
.............. 10 9,192
(1-day SOFR + 1.11%), 2.64% ,
02/24/28
(b)
.............. 24 22,353
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 1 957
2.00% , 03/22/28
(c)
........... EUR 101 103,439
0.88% , 05/09/29
(c)
........... 100 94,483
Goodyear Tire & Rubber Co. (The) ,
5.00%
,
07/15/29 ............ USD 100 93,362
Gray Television, Inc. , 7.00%
,
05/15/27
(a)
100 93,003
Hanesbrands, Inc. , 9.00%
,
02/15/31
(a)
100 102,744
HCA, Inc.
5.25% , 04/15/25 ............ 81 80,662
5.63% , 09/01/28 ............ 81 82,006
Healthpeak OP LLC
3.25% , 07/15/26 ............ 6 5,740
1.35% , 02/01/27 ............ 11 9,926
3.50% , 07/15/29 ............ 38 35,169
Hertz Corp. (The) , 5.00%
,
12/01/29
(a)
100 77,277
Hess Corp. , 4.30%
,
04/01/27 ...... 4 3,922
Hess Midstream Operations LP , 5.63%
,
02/15/26
(a)
................ 100 99,201
Hilcorp Energy I LP , 8.38%
,
11/01/33
(a)
100 108,419
Hilton Domestic Operating Co., Inc. ,
5.75%
,
05/01/28
(a)
........... 100 99,851

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower
Escrow LLC , 5.00%
,
06/01/29
(a)
.. USD 100 $ 93,260
Hologic, Inc. , 4.63%
,
02/01/28
(a)
.... 100 96,274
Honeywell International, Inc. , 3.75%
,
05/17/32 ................. EUR 100 110,766
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ............ USD 100 101,905
4.50% , 02/15/31 ............ 100 90,224
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.77%), 1.47% ,
09/22/27 ............... 40 36,498
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 12 12,244
(1-day SOFR + 1.19%), 5.04% ,
01/23/28 ............... 9 8,969
(1-day SOFR + 1.56%), 4.32% ,
04/26/28 ............... 4 3,908
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(c)
.............. EUR 100 114,035
Keurig Dr Pepper, Inc. , 3.43%
,
06/15/27 USD 22 20,954
Kohl's Corp. , 4.63%
,
05/01/31
(h)
.... 100 84,153
Kronos International, Inc. , 9.50%
,
03/15/29
(c)
................ EUR 100 114,898
L3Harris Technologies, Inc.
5.40% , 01/15/27 ............ USD 4 4,028
4.40% , 06/15/28 ............ 57 55,441
Lamar Media Corp. , 4.88%
,
01/15/29 100 96,357
Las Vegas Sands Corp. , 2.90%
,
06/25/25 ................. 100 96,212
Live Nation Entertainment, Inc. , 6.50%
,
05/15/27
(a)
................ 100 101,093
Lowe's Cos., Inc. , 1.70%
,
09/15/28 .. 94 82,183
Macy's Retail Holdings LLC , 5.88%
,
03/15/30
(a)
................ 100 97,205
Marsh & McLennan Cos., Inc. , 4.38%
,
03/15/29 ................. 31 30,490
Match Group Holdings II LLC , 5.00%
,
12/15/27
(a)
................ 100 95,841
Medline Borrower LP , 3.88%
,
04/01/29
(a)
................ 100 91,021
MGM Resorts International , 5.75%
,
06/15/25 ................. 100 99,882
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 100 92,499
3.59% , 07/22/28 ............ 137 130,165
(3-mo. EURIBOR + 1.30%), 4.66% ,
03/02/29 ............... EUR 200 223,495
Motorola Solutions, Inc.
4.60% , 02/23/28 ............ USD 65 64,108
4.60% , 05/23/29 ............ 5 4,901
Nasdaq, Inc. , 5.35%
,
06/28/28 ..... 36 36,464
National Grid North America, Inc. ,
4.67%
,
09/12/33
(c)
........... EUR 100 114,584
NCL Corp. Ltd. , 8.38%
,
02/01/28
(a)
.. USD 100 105,632
Nestle Finance International Ltd. ,
1.25%
,
11/02/29
(c)
........... EUR 100 98,089
Netflix, Inc. , 4.88%
,
04/15/28 ...... USD 3 2,996
Newell Brands, Inc. , 5.20%
,
04/01/26
(h)
100 98,217
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
100 95,932
NGL Energy Operating LLC , 8.13%
,
02/15/29
(a)
................ 100 102,418
NiSource, Inc. , 0.95%
,
08/15/25 .... 14 13,175
Security
Par (000)
Par (000) Value
United States (continued)
Norfolk Southern Corp. , 2.90%
,
06/15/26 ................. USD 45 $ 42,974
Northrop Grumman Corp. , 3.25%
,
01/15/28 ................. 3 2,835
Novelis Corp. , 3.88%
,
08/15/31
(a)
... 100 85,901
NRG Energy, Inc. , 5.25%
,
06/15/29
(a)
100 95,601
NuStar Logistics LP , 6.00%
,
06/01/26 100 99,554
OI European Group BV , 6.25%
,
05/15/28
(c)
................ EUR 100 112,425
Olympus Water US Holding Corp. ,
9.63%
,
11/15/28
(c)
........... 100 115,550
Oncor Electric Delivery Co. LLC ,
4.30%
,
05/15/28 ............ USD 41 40,112
Oracle Corp.
3.25% , 11/15/27 ............ 56 52,713
2.30% , 03/25/28 ............ 103 93,001
Organon & Co.
2.88% , 04/30/28
(c)
........... EUR 100 100,316
5.13% , 04/30/31
(a)
........... USD 200 177,822
Outfront Media Capital LLC , 4.25%
,
01/15/29
(a)
................ 100 90,598
Pacific Gas & Electric Co.
3.00% , 06/15/28 ............ 102 93,167
5.55% , 05/15/29 ............ 72 72,629
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 100 92,992
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 100 102,755
Penske Truck Leasing Co. LP , 4.40%
,
07/01/27
(a)
................ 5 4,867
Performance Food Group, Inc. , 4.25%
,
08/01/29
(a)
................ 100 91,641
Pfizer Investment Enterprises Pte. Ltd. ,
4.45%
,
05/19/28 ............ 133 131,108
Pilgrim's Pride Corp.
3.50% , 03/01/32 ............ 100 84,752
6.88% , 05/15/34 ............ 100 106,570
Post Holdings, Inc. , 4.63%
,
04/15/30
(a)
100 91,801
Premier Entertainment Sub LLC ,
5.63%
,
09/01/29
(a)
........... 100 76,343
Prime Security Services Borrower LLC ,
5.75%
,
04/15/26
(a)
........... 100 99,708
Republic Services, Inc.
3.95% , 05/15/28 ............ 16 15,472
4.88% , 04/01/29 ............ 3 3,004
Rocket Mortgage LLC , 3.63%
,
03/01/29
(a)
................ 100 89,955
RTX Corp.
3.50% , 03/15/27 ............ 61 58,613
4.13% , 11/16/28 ............ 61 59,004
2.15% , 05/18/30 ............ EUR 100 99,012
Ryder System, Inc. , 4.30%
,
06/15/27 USD 3 2,923
SBA Communications Corp. , 3.88%
,
02/15/27 ................. 100 95,109
SCIL IV LLC , 9.50%
,
07/15/28
(c)
.... EUR 100 117,564
Seagate HDD Cayman , 9.63%
,
12/01/32 ................. USD 100 113,930
Sealed Air Corp. , 6.13%
,
02/01/28
(a)
. 100 100,207
Sensata Technologies, Inc. , 3.75%
,
02/15/31
(a)
................ 100 86,500
Service Corp. International , 4.63%
,
12/15/27 ................. 100 96,645

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Service Properties Trust
4.75% , 10/01/26 ............ USD 100 $ 93,207
3.95% , 01/15/28 ............ 100 85,584
Sirius XM Radio, Inc.
(a)
3.13% , 09/01/26 ............ 100 93,673
4.00% , 07/15/28 ............ 100 91,487
Solventum Corp. , 5.45%
,
02/25/27
(a)
. 57 57,197
Southern California Edison Co. , Series
B , 3.65%
,
03/01/28 .......... 41 39,061
Southern Co. (The) , (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(b)
EUR 100 94,294
Southwestern Energy Co. , 5.38%
,
02/01/29 ................. USD 100 97,123
Sprint Capital Corp. , 6.88%
,
11/15/28 55 58,610
Standard Industries, Inc. , 4.75%
,
01/15/28
(a)
................ 100 95,438
Staples, Inc. , 7.50%
,
04/15/26
(a)
.... 100 97,597
Starwood Property Trust, Inc. , 7.25%
,
04/01/29
(a)
................ 100 100,796
Sunoco LP , 4.50%
,
04/30/30 ...... 100 91,572
Tallgrass Energy Partners LP , 7.38%
,
02/15/29
(a)
................ 100 100,598
TEGNA, Inc. , 4.63%
,
03/15/28 ..... 100 91,466
Tenet Healthcare Corp.
4.38% , 01/15/30 ............ 100 92,427
6.75% , 05/15/31
(a)
........... 100 101,823
T-Mobile USA, Inc.
3.75% , 04/15/27 ............ 71 68,380
5.38% , 04/15/27 ............ 13 13,056
Transcontinental Gas Pipe Line Co.
LLC , 4.00%
,
03/15/28 ......... 5 4,817
TransDigm, Inc.
4.63% , 01/15/29 ............ 100 92,801
6.38% , 03/01/29
(a)
........... 100 100,311
Travel + Leisure Co. , 6.63%
,
07/31/26
(a)
100 100,700
United Airlines, Inc. , 4.38%
,
04/15/26
(a)
100 96,674
United Rentals North America, Inc. ,
5.50%
,
05/15/27 ............ 100 99,704
United Wholesale Mortgage LLC ,
5.50%
,
11/15/25
(a)
........... 100 99,099
UnitedHealth Group, Inc.
2.95% , 10/15/27 ............ 6 5,646
4.25% , 01/15/29 ............ 41 40,179
Univision Communications, Inc. , 8.00%
,
08/15/28
(a)
................ 100 101,876
US Bancorp , (1-day SOFR + 1.56%),
5.38%
,
01/23/30
(b)
........... 10 10,044
US Foods, Inc. , 6.88%
,
09/15/28
(a)
.. 100 102,366
USA Compression Partners LP , 7.13%
,
03/15/29
(a)
................ 100 101,246
Venture Global Calcasieu Pass LLC ,
3.88%
,
08/15/29
(a)
........... 100 90,015
VICI Properties LP
5.75% , 02/01/27
(a)
........... 8 7,990
3.75% , 02/15/27
(a)
........... 15 14,216
4.75% , 02/15/28 ............ 18 17,554
3.88% , 02/15/29
(a)
........... 126 115,966
Vistra Operations Co. LLC , 5.63%
,
02/15/27
(a)
................ 100 98,465
Walgreens Boots Alliance, Inc. , 3.45%
,
06/01/26 ................. 100 95,370
Wells Fargo & Co.
(1-day SOFR + 2.10%), 2.39% ,
06/02/28
(b)
.............. 106 97,022
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.79%), 6.30% ,
10/23/29
(b)
.............. USD 68 $ 70,825
0.63% , 03/25/30
(c)
........... EUR 100 90,783
Welltower OP LLC , 4.00%
,
06/01/25 . USD 24 23,592
Western Digital Corp. , 4.75%
,
02/15/26 100 97,688
Williams Cos., Inc. (The) , 3.75%
,
06/15/27 ................. 170 163,594
WRKCo, Inc.
3.38% , 09/15/27 ............ 15 14,226
4.00% , 03/15/28 ............ 63 60,534
3.90% , 06/01/28 ............ 3 2,860
Xerox Holdings Corp. , 5.50%
,
08/15/28
(a)
................ 100 91,047
Yum! Brands, Inc. , 3.63%
,
03/15/31 . 100 88,493
17,992,889
Total Corporate Bonds — 63.4%
(Cost: $ 31,839,625 ) .............................. 31,689,600
Foreign Agency Obligations
France — 0.6%
Electricite de France SA
(c)
(5-Year EUR Swap Annual +
3.97%), 3.38%
(b) (f)
......... EUR 200 188,238
4.25% , 01/25/32 ............ 100 111,865
300,103
Italy — 0.2%
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%),
2.63%
(b) (c) (f)
................ 100 93,860
Total Foreign Agency Obligations — 0.8%
(Cost: $ 402,162 ) ................................ 393,963
Foreign Government Obligations
Brazil — 1.8%
Federative Republic of Brazil
10.00% , 01/01/25 ........... BRL 2 430,188
10.00% , 01/01/27 ........... 2 476,622
906,810
Czech Republic — 0.1%
Czech Republic
2.75% , 07/23/29 ............ CZK 830 33,640
5.00% , 09/30/30 ............ 640 29,112
62,752
Hungary — 0.0%
Hungary Government Bond , 6.75%
,
10/22/28 ................. HUF 6,480 17,762
Indonesia — 0.3%
Republic of Indonesia
5.50% , 04/15/26 ............ IDR 108,000 6,693
8.38% , 09/15/26 ............ 169,000 11,111
7.00% , 05/15/27 ............ 502,000 32,085
8.25% , 05/15/36 ............ 459,000 32,354
7.13% , 06/15/38 ............ 663,000 42,703
124,946
Mexico — 2.3%
United Mexican States
10.00% , 12/05/24 ........... MXN 30 179,188
5.75% , 03/05/26 ............ 35 194,775

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
8.50% , 03/01/29 ............ MXN 31 $ 182,508
7.50% , 05/26/33 ............ 82 440,149
8.50% , 11/18/38 ............ 31 174,411
1,171,031
Peru — 0.1%
Republic of Peru
(c)
6.35% , 08/12/28 ............ PEN 30 8,259
5.94% , 02/12/29 ............ 27 7,218
6.95% , 08/12/31 ............ 64 17,241
32,718
Poland — 0.1%
Republic of Poland , 2.75%
,
10/25/29 . PLN 258 56,816
South Africa — 0.2%
Republic of South Africa
10.50% , 12/21/26 ........... ZAR 1,249 67,646
9.00% , 01/31/40 ............ 367 14,246
8.75% , 01/31/44 ............ 173 6,383
88,275
Total Foreign Government Obligations — 4.9%
(Cost: $ 2,467,069 ) .............................. 2,461,110
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .5%
United States — 1.5%
(a)
Angel Oak Mortgage Trust, Series
2024-3, Class A1, 4.80%, 11/26/68
(h)
USD 96 92,778
BRAVO Residential Funding Trust,
Series 2024-NQM3, Class A1,
6.19%, 03/25/64
(h)
........... 150 149,998
Chase Home Lending Mortgage Trust,
Series 2024-3, Class A4, 6.00%,
02/25/55
(b)
................ 100 99,357
GS Mortgage-Backed Securities Trust,
Series 2024-RPL2, Class A1, 3.75%,
07/25/61
(b)
................ 100 94,264
MFA Trust, Series 2022-NQM1, Class
M1, 4.27%, 12/25/66
(b)
........ 100 86,214
PRPM Trust, Series 2024-NQM1, Class
A1, 6.27%, 12/25/68
(h)
........ 100 99,946
Verus Securitization Trust, Series 2024-
INV1, Class A1, 6.12%, 03/25/69
(b)
100 99,998
722,555
Commercial Mortgage-Backed Securities — 6 .5%
United States — 6.5%
(a)
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.19%, 04/15/36
(b)
........... 96 95,694
BFLD Trust, Series 2019-DPLO, Class
A, (1-mo. CME Term SOFR at 1.09%
Floor + 1.20%), 6.53%, 10/15/34
(b)
100 99,875
BX Commercial Mortgage Trust
(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37 ... 73 72,969
Series 2021-VINO, Class A, (1-mo.
CME Term SOFR at 0.77% Floor
+ 0.77%), 6.09%, 05/15/38 ... 94 93,770
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.09%, 12/09/40 ... USD 125 $ 125,777
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39 ... 125 125,313
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.77%, 02/15/39 ... 125 125,155
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.69%, 03/15/41 ... 125 125,063
BX Trust
(b)
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.24%, 02/15/36 ... 79 78,735
Series 2021-MFM1, Class A, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 6.14%, 01/15/34 ... 96 95,244
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.49%, 08/15/39 ... 124 124,349
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 6.18%, 01/15/39 ... 125 123,906
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 8.02%, 05/15/38 ... 100 101,250
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.74%, 04/15/29 ... 150 150,000
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.95%, 09/15/38
(b)
100 100,999
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A, 2.46%,
11/10/42 ............... 100 83,797
Series 2023-SMRT, Class A, 5.82%,
10/12/40
(b)
.............. 100 101,715
Great Wolf Trust, Series 2024-WOLF,
Class A, (1-mo. CME Term SOFR
at 1.54% Floor + 1.54%), 6.84%,
03/15/39
(b)
................ 100 100,156
GS Mortgage Securities Corp. Trust
(b)
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39 ... 100 100,629
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.42%, 03/15/28 ... 100 100,313
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.81%, 08/15/39
(b)
........... 125 125,625
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor +
0.91%), 6.24%, 04/15/38
(b)
..... 123 122,683
KSL Commercial Mortgage Trust,
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor +
2.29%), 7.62%, 12/15/36
(b)
..... 100 100,594

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MCR Mortgage Trust, Series 2024-HTL,
Class A, (1-mo. CME Term SOFR
at 1.76% Floor + 1.76%), 7.08%,
02/15/37
(b)
................ USD 100 $ 100,231
MHP, Series 2021-STOR, Class A,
(1-mo. CME Term SOFR at 0.70%
Floor + 0.81%), 6.14%, 07/15/38
(b)
125 124,102
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38 ............ 100 103,830
SREIT Trust, Series 2021-MFP2, Class
A, (1-mo. CME Term SOFR at 0.82%
Floor + 0.94%), 6.26%, 11/15/36
(b)
125 124,336
STWD Trust, Series 2021-FLWR, Class
A, (1-mo. CME Term SOFR at 0.58%
Floor + 0.69%), 6.02%, 07/15/36
(b)
125 123,750
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37
(b)
................ 100 100,750
TTAN MHC, Series 2021-MHC, Class
A, (1-mo. CME Term SOFR at 0.85%
Floor + 0.96%), 6.29%, 03/15/38
(b)
105 104,787
3,255,397
Total Non-Agency Mortgage-Backed Securities — 8.0%
(Cost: $ 3,974,758 ) .............................. 3,977,952
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 4.7%
Uniform Mortgage-Backed Securities
(i)
3.50% , 04/25/54 .......... 2,385 2,134,277
4.50% , 04/25/54 .......... 209 199,015
2,333,292
Total U.S. Government Sponsored Agency Securities
—
4 .7%
(Cost: $ 2,341,508 ) .............................. 2,333,292
Total Long-Term Investments — 101 .4%
(Cost: $ 50,804,264 ) .............................. 50,650,691
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Federative Republic of Brazil Treasury
Bills , 9.54%
,
04/01/24
(j)
........ BRL —
(k)
$ 53,780
Mexico — 0.0%
United Mexican States Treasury Bills ,
11.09%
,
10/03/24
(j)
........... MXN 37 20,915
Total Foreign Government Obligations — 0.1%
(Cost: $ 74,797 ) ................................ 74,695
Shares
Shares
Money Market Funds — 1.5%
Dreyfus Treasury Prime Cash
Management Institutional Shares ,
5.20%
(l)
.................. 738,406 738,406
Total Money Market Funds — 1 .5%
(Cost: $ 738,406 ) ................................ 738,406
Total Short-Term Securities — 1.6%
(Cost: $ 813,203 ) ................................ 813,101
Total Options Purchased — 0 .0%
(Cost: $ 122 ) ................................... 102
Total Investments Before Options Written — 103.0%
(Cost: $ 51,617,589 ) .............................. 51,463,894
Total Options Written — (0.0) %
(Premiums Received — $ (46) ) ...................... (46)
Total Investments Net of Options Written — 103 .0%
(Cost: $ 51,617,543 ) .............................. 51,463,848
Liabilities in Excess of Other Assets — (3.0) % ............ (1,487,972)
Net Assets — 100.0% .............................. $ 49,975,876
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Perpetual security with no stated maturity date.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represents or includes a TBA transaction.
(j)
Rates are discount rates or a range of discount rates as of period end.
(k)
Rounds to less than 1,000.
(l)
Annualized 7-day yield as of period end.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 14 06/18/24 $ 1,551 $ 6,656
U.S. Treasury Ultra Bond ..................................................... 3 06/18/24 387 7,338
U.S. Treasury 2-Year Note .................................................... 3 06/28/24 613 (2,210)
U.S. Treasury 5-Year Note .................................................... 18 06/28/24 1,926 (4,733)
7,051
Short Contracts
Euro-Bobl ............................................................... 19 06/06/24 2,424 (530)
Euro-Bund .............................................................. 10 06/06/24 1,439 (1,215)
Euro-Schatz ............................................................. 2 06/06/24 228 394
(1,351)
$ 5,700
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,043 BRL 60,000 HSBC Bank plc 04/02/24 $ 80
USD 125,083 BRL 625,066 JPMorgan Chase Bank NA 04/02/24 454
USD 81,344 BRL 405,515 HSBC Bank plc 04/05/24 516
CLP 3,930,275 USD 3,994 Standard Chartered Bank 05/16/24 12
COP 13,803,000 USD 3,510 Barclays Bank plc 05/16/24 34
COP 48,734,730 USD 12,308 Standard Chartered Bank 05/16/24 205
MXN 732,155 USD 42,950 Barclays Bank plc 05/16/24 780
MXN 285,000 USD 16,890 JPMorgan Chase Bank NA 05/16/24 133
PEN 4,000 USD 1,074 Barclays Bank plc 05/16/24 —
USD 22,143 CZK 513,920 Barclays Bank plc 05/16/24 234
USD 43,336 CZK 1,005,891 Standard Chartered Bank 05/16/24 455
USD 3,837 GBP 3,000 HSBC Bank plc 05/16/24 50
USD 18,660 HUF 6,798,679 Barclays Bank plc 05/16/24 88
USD 129,951 IDR 2,032,878,027 HSBC Bank plc 05/16/24 2,036
USD 25,595 PEN 94,300 Barclays Bank plc 05/16/24 267
USD 18,413 PEN 68,000 Standard Chartered Bank 05/16/24 149
USD 39,650 PLN 156,139 Barclays Bank plc 05/16/24 576
USD 18,767 PLN 74,892 JPMorgan Chase Bank NA 05/16/24 25
USD 7,852 SEK 83,000 HSBC Bank plc 05/16/24 84
USD 2,000 TWD 63,388 JPMorgan Chase Bank NA 05/16/24 17
USD 5,879 ZAR 111,000 Bank of America NA 05/16/24 39
USD 82,341 ZAR 1,549,980 HSBC Bank plc 05/16/24 797
USD 29,774 ZAR 565,753 JPMorgan Chase Bank NA 05/16/24 10
COP 16,150,600 USD 4,088 Barclays Bank plc 05/17/24 58
BRL 1,515,715 USD 299,000 JPMorgan Chase Bank NA 06/20/24 933
MXN 5,958,054 USD 349,000 Barclays Bank plc 06/20/24 4,895
USD 810,776 BRL 4,074,395 JPMorgan Chase Bank NA 06/20/24 4,524
USD 249,000 CHF 218,991 Barclays Bank plc 06/20/24 4,013
USD 24,049 EUR 22,000 Barclays Bank plc 06/20/24 237
USD 7,745,288 EUR 7,093,000 HSBC Bank plc 06/20/24 68,179
USD 4,553,420 EUR 4,148,000 JPMorgan Chase Bank NA 06/20/24 63,832
USD 631,403 EUR 575,000 JPMorgan Chase Bank NA 06/20/24 9,052
USD 211,514 EUR 193,000 Standard Chartered Bank 06/20/24 2,620
USD 2,187,114 GBP 1,716,000 Barclays Bank plc 06/20/24 20,349
ZAR 1,908,503 USD 100,000 JPMorgan Chase Bank NA 06/20/24 103
COP 38,098,800 USD 9,505 Barclays Bank plc 08/15/24 138
COP 59,839,200 USD 14,780 Barclays Bank plc 10/23/24 210

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 70,876,800 USD 17,238 Barclays Bank plc 02/24/25 $ 224
186,408
BRL 219,551 USD 44,428 Barclays Bank plc 04/02/24 (652)
BRL 405,515 USD 81,393 HSBC Bank plc 04/02/24 (539)
BRL 60,000 USD 12,026 JPMorgan Chase Bank NA 04/02/24 (63)
BRL 60,000 USD 12,036 HSBC Bank plc 04/05/24 (77)
USD 15,237 COP 59,839,200 JPMorgan Chase Bank NA 04/19/24 (197)
USD 31,972 COP 125,126,200 Barclays Bank plc 04/22/24 (286)
AUD 12,000 USD 7,906 Standard Chartered Bank 05/16/24 (76)
BRL 121,000 USD 24,065 HSBC Bank plc 05/16/24 (42)
CLP 3,809,000 USD 3,913 Standard Chartered Bank 05/16/24 (30)
CZK 569,269 USD 24,542 Barclays Bank plc 05/16/24 (274)
EUR 3,000 GBP 2,570 Barclays Bank plc 05/16/24 (2)
EUR 7,000 USD 7,593 Bank of America NA 05/16/24 (28)
GBP 6,000 USD 7,584 Bank of America NA 05/16/24 (9)
HUF 4,439,000 USD 12,174 Bank of America NA 05/16/24 (47)
HUF 10,820,659 USD 29,809 Barclays Bank plc 05/16/24 (249)
IDR 303,419,000 USD 19,248 HSBC Bank plc 05/16/24 (156)
IDR 721,413,494 USD 46,144 JPMorgan Chase Bank NA 05/16/24 (750)
INR 460,000 USD 5,520 HSBC Bank plc 05/16/24 (11)
INR 1,125,000 USD 13,582 JPMorgan Chase Bank NA 05/16/24 (107)
KRW 11,098,000 USD 8,315 Barclays Bank plc 05/16/24 (71)
KRW 27,848,000 USD 21,086 JPMorgan Chase Bank NA 05/16/24 (400)
MYR 166,000 USD 35,351 Barclays Bank plc 05/16/24 (504)
NOK 34,232 EUR 3,000 JPMorgan Chase Bank NA 05/16/24 (86)
NOK 41,000 USD 3,937 JPMorgan Chase Bank NA 05/16/24 (156)
PEN 35,300 USD 9,521 Barclays Bank plc 05/16/24 (39)
PLN 224,580 USD 57,060 HSBC Bank plc 05/16/24 (858)
PLN 92,000 USD 23,128 JPMorgan Chase Bank NA 05/16/24 (105)
RON 32,000 USD 7,029 Barclays Bank plc 05/16/24 (88)
THB 340,000 USD 9,433 HSBC Bank plc 05/16/24 (80)
USD 42,170 BRL 213,088 JPMorgan Chase Bank NA 05/16/24 (136)
USD 54,626 MXN 931,770 JPMorgan Chase Bank NA 05/16/24 (1,028)
USD 17,635 MXN 299,888 JPMorgan Chase Bank NA 05/16/24 (277)
ZAR 291,000 USD 15,403 Bank of America NA 05/16/24 (94)
ZAR 374,752 USD 19,743 Barclays Bank plc 05/16/24 (27)
ZAR 723,421 USD 38,488 JPMorgan Chase Bank NA 05/16/24 (429)
USD 1,109,048 MXN 19,005,000 JPMorgan Chase Bank NA 06/20/24 (19,806)
(27,779)
$ 158,629
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 04/30/24 ZAR 19.30 USD 8 $ 75
Put
USD Currency ........................... Barclays Bank plc 04/18/24 BRL 4.95 USD 12 27
$ 102

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 04/30/24 ZAR 19.75 USD 12 $ (46)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.71% Monthly 28-day MXIBTIIE Monthly N/A 03/19/25 MXN 1,525 $ (3) $ — $ (3)
3-mo. WIBOR Quarterly 5.86% Annual N/A 03/20/25 PLN 207 (9) — (9)
4.39% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 603 51 — 51
3-mo. WIBOR Quarterly 5.70% Annual 06/19/24
(a)
06/19/25 PLN 182 5 — 5
3.68% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 305 94 — 94
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 1,299 (7) — (7)
4.53% Annual 1-day SOFR Annual 04/01/24
(a)
04/01/26 USD 4,000 — — —
3-mo. CD_KSDA Quarterly 3.38% Quarterly 06/19/24
(a)
06/19/26 KRW 31,525 29 — 29
3.52% Annual 6-mo. PRIBOR Semi-Annual 06/19/24
(a)
06/19/26 CZK 262 42 — 42
3-mo. CD_KSDA Quarterly 3.27% Quarterly N/A 03/20/27 KRW 23,960 (9) — (9)
28-day MXIBTIIE Monthly 8.65% Monthly N/A 03/02/29 MXN 227 (133) — (133)
28-day MXIBTIIE Monthly 8.88% Monthly N/A 03/14/29 MXN 456 13 — 13
1-day SOFR Annual 3.86% Annual 04/01/24
(a)
04/01/31 USD 400 — — —
$ 73 $ — $ 73
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.73% At Termination
JPMorgan Chase Bank
NA N/A 01/02/26 BRL 264 $ (160) $ — $ (160)
1-day
BZDIOVER At Termination 9.84% At Termination Barclays Bank plc N/A 01/02/26 BRL 44 (7) — (7)
1-day CLICP At Termination 4.95% At Termination Bank of America NA 04/01/25
(a)
04/01/26 CLP 85,332 — — —
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc N/A 01/04/27 BRL 147 (43) — (43)
4.98% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 04/01/26
(a)
04/01/28 CLP 45,734 — — —
$ (210) $ — $ (210)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .64
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .61
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .78

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .23%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 234 $ (161) $ —
OTC Swaps ..................................................... — — — (210) —
Options Written ................................................... N/A N/A — — (46)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 14,388 $ — $ 14,388
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 186,408 — — 186,408
Options purchased
Investments at value — unaffiliated
(b)
............ — — — 102 — — 102
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 234 — 234
$ — $ — $ — $ 186,510 $ 14,622 $ — $ 201,132
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,688 $ — $ 8,688
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 27,779 — — 27,779
Options written
Options written at value ..................... — — — 46 — — 46
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 161 — 161
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 210 — 210
$ — $ — $ — $ 27,825 $ 9,059 $ — $ 36,884
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (38,492) $ — $ (38,492)
Forward foreign currency exchange contracts .... — — — (172) — — (172)
Swaps .............................. — — — — (151) — (151)
$ — $ — $ — $ (172) $ (38,643) $ — $ (38,815)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 5,700 $ — $ 5,700
Forward foreign currency exchange contracts .... — — — 158,629 — — 158,629
Options purchased
(a)
..................... — — — (20) — — (20)
Swaps .............................. — — — — (137) — (137)
$ — $ — $ — $ 158,609 $ 5,563 $ — $ 164,172
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,477,890
Average notional value of contracts — short ................................................................................. $ 4,090,945
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 18,356,310
Average amounts sold — in USD ........................................................................................ $ 1,481,271
Options
Average value of option contracts purchased ................................................................................ $ 102
Average value of option contracts written ................................................................................... $ 46
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 4,256,850
Average notional value — receives fixed rate ................................................................................ $ 757,403
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 44
Forward f oreign currency exchange contracts ................................................................. 186,408 27,779
Options
(a)
......................................................................................... 102 46
Swaps — centrally cleared .............................................................................. 1,451 —
Swaps — OTC
(b)
..................................................................................... — 210
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 187,961 $ 28,079
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,451) (44)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 186,510 $ 28,035
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 114 $ (114) $ — $ — $ —
Barclays Bank plc ................................ 32,130 (2,242) — — 29,888
HSBC Bank plc .................................. 71,742 (1,763) — — 69,979
JPMorgan Chase Bank NA .......................... 79,083 (23,700) — — 55,383
Standard Chartered Bank ........................... 3,441 (106) — — 3,335
$ 186,510 $ (27,925) $ — $ — $ 158,585

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BATS: Series I Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 224 $ (114) $ — $ — $ 110
Barclays Bank plc ................................ 2,242 (2,242) — — —
HSBC Bank plc .................................. 1,763 (1,763) — — —
JPMorgan Chase Bank NA .......................... 23,700 (23,700) — — —
Standard Chartered Bank ........................... 106 (106) — — —
$ 28,035 $ (27,925) $ — $ — $ 110
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 9,794,774 $ — $ 9,794,774
Corporate Bonds ........................................ — 31,689,600 — 31,689,600
Foreign Agency Obligations ................................. — 393,963 — 393,963
Foreign Government Obligations .............................. — 2,461,110 — 2,461,110
Non-Agency Mortgage-Backed Securities ........................ — 3,977,952 — 3,977,952
U.S. Government Sponsored Agency Securities .................... — 2,333,292 — 2,333,292
Short-Term Securities
Foreign Government Obligations .............................. — 74,695 — 74,695
Money Market Funds ...................................... 738,406 — — 738,406
Options Purchased
Foreign currency exchange contracts ........................... — 102 — 102
$ 738,406 $ 50,725,488 $ — $ 51,463,894
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 186,408 $ — $ 186,408
Interest rate contracts ....................................... 14,388 234 — 14,622
Liabilities
Foreign currency exchange contracts ............................ — (27,825) — (27,825)
Interest rate contracts ....................................... (8,688) (371) — (9,059)
$ 5,700 $ 158,446 $ — $ 164,146
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statement of Assets and Liabilities
(unaudited)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BATS: Series I
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 51,463,894
Cash pledged: –
Futures contracts .................................................................................................... 151,000
Centrally cleared swaps ................................................................................................ 51,750
Foreign currency, at value
(b)
............................................................................................... 731,594
Receivables: –
Investments sold .................................................................................................... 39,882
Options written ...................................................................................................... 46
Interest — unaffiliated ................................................................................................. 618,396
From the Manager ................................................................................................... 4,437
Variation margin on centrally cleared swaps .................................................................................. 1,451
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 186,408
Total a ssets .........................................................................................................
53,248,858
LIABILITIES
Bank overdraft ........................................................................................................ 46,095
Options written, at value
(c)
................................................................................................ 46
Payables: –
Investments purchased ................................................................................................ 2,991,737
Swaps   .......................................................................................................... 150
Income dividend distributions ............................................................................................ 202,484
Trustees' and Officer's fees ............................................................................................. 103
Professional fees .................................................................................................... 4,334
Variation margin on futures contracts ....................................................................................... 44
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 27,779
OTC swaps ........................................................................................................ 210
Total li abilities ........................................................................................................
3,272,982
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 49,975,876
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 50,000,000
Accumulated loss ..................................................................................................... (24,124)
NET ASSETS ........................................................................................................
$ 49,975,876
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 51,617,589
(b)
  Foreign currency, at cost ....................................................................................... $ 735,010
(c)
  Premiums received ........................................................................................... $ 46
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
March 31, 2024

Financial Statements
See notes to financial statements.
BATS: Series I
Portfolio
NET ASSET VALUE
Net assets .........................................................................................................
$ 49,975,876
Shares outstanding ..................................................................................................
5,000,000
Net asset value .....................................................................................................
$ 10.00
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Period Ended March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BATS: Series I
Portfolio
(a)
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 201,079
Foreign taxes withheld ................................................................................................ (287)
Total investment income .................................................................................................
200,792
EXPENSES
Professional ....................................................................................................... 4,334
Administration ..................................................................................................... 1,707
Trustees and Officer .................................................................................................. 103
Total expenses .......................................................................................................
6,144
Less: –
Administration fees waived ............................................................................................. (1,707)
Fees waived and/or reimbursed by the Manager ............................................................................... (4,437)
Total expenses after fees waived and/or reimbursed ..............................................................................
—
Net investment income ..................................................................................................
200,792
REALIZED AND UNREALIZED GAIN (LOSS) $ (22,432)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (10,760)
Forward foreign currency exchange contracts ............................................................................... (172)
Foreign currency transactions ......................................................................................... 22,425
Futures contracts .................................................................................................. (38,492)
Swaps ......................................................................................................... (151)
A
(27,150)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (153,695)
Forward foreign currency exchange contracts ............................................................................... 158,629
Foreign currency translations .......................................................................................... (5,779)
Futures contracts .................................................................................................. 5,700
Swaps ......................................................................................................... (137)
A
4,718
Net realized and unrealized loss ............................................................................................
(22,432)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 178,360
(a)
Period from 03/06/24 (commencement of operations) to 03/31/24.

Statement of Changes in Net Assets

Financial Statements
See notes to financial statements.
BATS: Series I
Portfolio
Period from
03/06/24
(a)
to 03/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................................... $ 200,792
Net realized loss ................................................................................................... (27,150)
Net change in unrealized appreciation (depreciation) ........................................................................... 4,718
Net increase in net assets resulting from operations .............................................................................. 178,360
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................................... (202,484)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................................... 50,000,000
NET ASSETS
Total increase in net assets .............................................................................................. 49,975,876
Beginning of period ................................................................................................... —
End of period .......................................................................................................
$ 49,975,876
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout the period)
2024
BlackRock Semi-Annual Report to Shareholders

BATS: Series I
Portfolio
Period from
03/06/24
(a)
to 03/31/24
(unaudited)
Net asset value, beginning of period .......................................................................................
$ 10.00
Net investment income
(b)
...............................................................................................
0.04
Net realized and unrealized gain ..........................................................................................
0.00
(c)
Net increase from investment operations ...................................................................................... 0.04
Distributions from net investment income
(d)
.................................................................................. (0.04)
Net asset value, end of period ............................................................................................ $ 10.00
Total Return
(e)
—
Based on net asset value ................................................................................................ 0.42%
(f)
Ratios to Average Net Assets
(g)
Total expenses .......................................................................................................
0.06%
(h)(i)
Total expenses after fees waived and/or reimbursed ..............................................................................
0.00%
(h) (i)
Net investment income ..................................................................................................
5.88%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................ $ 49,976
Portfolio turnover rate ................................................................................................... 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.18% and 0.00%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BATS: Series I Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-
diversified.
Shares of the Fund are offered to separate account clients of the adviser, BlackRock Advisors, LLC (the “Manager”) or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-
in-kind interest, are recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees’ had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager receives no advisory fee from the Fund under the Investment Advisory Agreement.
With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited ( “ BSL ” and, together with BIL, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the
Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.05%.
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses. This agreement has no fixed termination date.
Although the Fund does not compensate the Manager directly for its services under the Investment Advisory Agreement, because the Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager's affiliates to manage their accounts. The Manager waived fees for the Fund which are included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For
the period ended March 31, 2024. the amount waived was $4,437.
The Manager contractually agreed to reimburse, or provide offsetting credits to, the Fund for the fees and expenses of the trustees who are not “affiliated persons” (as defined in the Investment Company Act) of BlackRock, counsel to the Independent Trustees and the independent registered public accounting firm that provides audit services in connection with the Fund (collectively referred to as the “Independent Expenses”) are paid directly by the Fund through June 30, 2034. On July 1 of each year, the reimbursement agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.
The Fund also had a waiver of administration fees, which are included in Administration fees waived in the Statement of Operations. For the period ended March 31, 2024, the amount was $1,707.
The Manager contractually agreed to waive its administration fee through June 30, 2034. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten-year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the period ended March 31, 2024, purchases and sales of investments and excluding short-term securities were $51,061,954 and $941,998, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BATS: Series I Portfolio ............................................. $ 51,620,809 $ 313,334 $ (306,057) $ 7,277

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
(a)
Commencement of operations.
As of March 31, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 5,000,000 shares of the Fund.
11. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 11, 2024, the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed.
d
Period from
03/06/24
(a)
to 03/31/24
Fund Name/Share Class
Shares Amount
BATS: Series I Portfolio
Shares sold ........................................................................... 5,000,000 $ 50,000,000
5,000,000 $ 50,000,000

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met on
November 14, 2023 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of
BATS: Series I Portfolio (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the initial approval of the proposed sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and (1) BlackRock International Limited (“BIL”), with respect to the Fund, and
(2) BlackRock (Singapore) Limited (“BSL” and, together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as
“BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the sharing of potential economies of scale; (d) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (e) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the
Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-
house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the
Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income
Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group (“RQA”). The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund, as applicable. In particular, BlackRock and its affiliates will provide the Fund with certain administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators and stock exchanges; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the
Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board, including the Independent
Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated
Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, noted that BlackRock will not charge the Fund an advisory fee. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts, and sub-advised mutual funds
(including mutual funds sponsored by third parties).
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to an affiliate of BlackRock or their managed account program sponsor. The Board also noted that BlackRock and the Board have contractually agreed to waive all fees and pay or reimburse all direct expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include interest expense, dividend expense and acquired fund fees and expenses.
As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase.
The Board considered multiple factors, including the advisory fee rate and breakpoint structure, fee waivers, and expense caps, as applicable.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income
Complex which included information on brokerage commissions and trade execution practices.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement, and the Sub-Advisory Agreements between BlackRock and the Sub-Advisors, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreements. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent
Board Members were also assisted by the advice of independent legal counsel throughout the deliberative process.

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Allocation Target Shares (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BATS: Series I Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2024
BlackRock Semi-Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

Additional Information
(continued)

Additional Information
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report
2024
BlackRock Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
EURIBOR Euro Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SOFR Secured Overnight Financing Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
BATIX-3/24-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Allocation Target Shares

Date: May 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: May 22, 2024